Cover Page	Feb. 17, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Entity File Number	001-12609
Entity Registrant Name	PG&E CORPORATION
Entity Central Index Key	0001004980
Entity Tax Identification Number	94-3234914
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	300 Lakeside Drive
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	415
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, no par value | The New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
First preferred stock, cumulative, par value $25 per share, 6% nonredeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% nonredeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% redeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% series A redeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.80% redeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.50% redeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.36% redeemable | NYSE American LLC
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER
6.000% Series A Mandatory Convertible Preferred Stock, no par value | The New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	6.000% Series A Mandatory Convertible Preferred Stock, no par value per share
Trading Symbol	PCG-PrX
Security Exchange Name	NYSE
Pacific Gas and Electric Company
Entity Information [Line Items]
Amendment Flag	false
Entity File Number	001-02348
Entity Registrant Name	PACIFIC GAS AND ELECTRIC COMPANY
Entity Central Index Key	0000075488
Entity Tax Identification Number	94-0742640
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	300 Lakeside Drive
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	415
Local Phone Number	973-7000
Entity Emerging Growth Company	false